Derivative financial instrument liabilities (Details 4) - Gold Zero Cost Collars [Member] $ in Thousands	6 Months Ended
Feb. 29, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Beginning balance at derivative warrant liabilities
Change in fair value	12
Ending balance at derivative warrant liabilities	$ 12